UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/10

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      028-12759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Powell
Title:   Manager
Phone:   (650) 233-3505


Signature, Place, and Date of Signing:

/s/ John A. Powell
-------------------------------------------------------------------------------
John A. Powell             Menlo Park, California               March 4, 2011
  Signature			   City, State			     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    16
Form 13F Information Table Value Total:               $86,794
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 12/31/10



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

Ancestry.com Inc.       COM	   032803108	6,797 	240,000      SH 	Sole 		  240,000
Apple Computer	        COM	   037833100	9,677 	 30,000      SH 	Sole 		   30,000
Celera Corporation      COM	   15100E106	4,095 	650,000      SH 	Sole 		  650,000
Ctrip.com
  International Ltd.    COM	   22943F100	3,438 	 85,000      SH 	Sole 		   85,000
Expedia Inc.	        COM	   30212P105	5,018 	200,000      SH 	Sole 		  200,000
Genomic Health, Inc.    COM	   37244C101	3,743 	175,000      SH 	Sole 		  175,000
Gilead Sciences Inc     COM	   375558103	5,436 	150,000      SH 	Sole 		  150,000
Google Inc.	        COM	   38259P508	8,910 	 15,000      SH 	Sole 		   15,000
LogMeIn, Inc.	        COM	   54142L109	3,547 	 80,000      SH 	Sole 		   80,000
NVIDIA Corp.	        COM	   67066G104	7,700 	500,000      SH 	Sole 		  500,000
QUALCOMM Inc.	        COM	   747525103	8,908 	180,000      SH 	Sole 		  180,000
Tencent Holdings Ltd.   COM	   99A9PY910	6,626 	305,000      SH 	Sole 		  305,000
DeNA Co, Ltd.	        COM	   99AB0V066	8,613 	240,000      SH 	Sole 		  240,000
ADBE Jan 2011 25 Calls	CALL	   990BBD8Z7	2,825 	  5,000      SH	 CALL	Sole		    5,000
SYMC Jan 2011 15 Calls	CALL	   67066G104	1,416 	  8,000      SH	 CALL	Sole		    8,000
HGSI Jan 2011 27 Calls	CALL	   67066G104	   45 	  3,000      SH	 CALL	Sole		    3,000





REPORT SUMMARY 	       16	DATA RECORDS   86,794 	    -    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED





